UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 3/31/07

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

                  /s/ Pamela K. Hagenah
                  --------------------------------------------------------------
                  Pamela K. Hagenah    Menlo Park, California    May 11, 2007
                  [Signature]               [City, State]            [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                  -0-

Form 13F Information Table Total:                   26

Form 13F Information Table Value Total:             $237,869
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                      INTEGRAL CAPITAL MANAGEMENT VII, LLC
                           FORM 13F INFORMATION TABLE
                                 AS OF 03/31/07


                                                       VALUE       SHARES/    SH/  PUT/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
----------------------    --------------  --------- -----------   --------    ---  ----  -------   --------  --------  ------   ----
APPLE COMPUTER              COMM STK       037833100   13,007      140,000     SH         SOLE                 140,000   0        0
BAIDU COM INC               SPON ADR REP A 056752108    7,241       75,000     SH         SOLE                  75,000   0        0
BLUE COAT SYSTEMS INC       COMM STK       09534T508   20,202      550,000     SH         SOLE                 550,000   0        0
BROADCOM CORP               CL A           111320107    6,414      200,000     SH         SOLE                 200,000   0        0
COMBINATORX INC             COMM STK       20010A103    4,266      610,351     SH         SOLE                 610,351   0        0
CONCUR TECHNOLOGIES INC     COMM STK       206708109    6,548      375,000     SH         SOLE                 375,000   0        0
DIGENE CORP                 COMM STK       253752109    4,877      115,000     SH         SOLE                 115,000   0        0
DIVX INC.                   COMM STK       255413106   14,028      700,000     SH         SOLE                 700,000   0        0
FOCUS MEDIA HLDG LTD        SPONSORED ADR  34415V109    5,885       75,000     SH         SOLE                  75,000   0        0
GENOMIC HEALTH INC          COMM STK       37244C101    7,976      460,000     SH         SOLE                 460,000   0        0
GOOGLE INC                  COMM STK       38259P508   16,494       36,000     SH         SOLE                  36,000   0        0
IKANOS COMMUNICATIONS INC.  COMM STK       45173E105    1,146      147,500     SH         SOLE                 147,500   0        0
IMMUNICON CORP              COMM STK       45260A107    1,695      578,600     SH         SOLE                 578,600   0        0
KENEXA CORPORATION          COMM STK       488879107    9,806      315,000     SH         SOLE                 315,000   0        0
LOOPNET INC                 COMM STK       543524300    8,545      500,000     SH         SOLE                 500,000   0        0
MINDSPEED TECHNOLOGIES INC. COMM STK       602682106    3,255    1,500,000     SH         SOLE               1,500,000   0        0
NETWORK APPLIANCE INC.      COMM STK       64120L104    6,208      170,000     SH         SOLE                 170,000   0        0
NEUSTAR INC.                CL A           64126X201    8,248      290,000     SH         SOLE                 290,000   0        0
PHARMACYCLICS               COMM STK       716933106    2,168      815,000     SH         SOLE                 815,000   0        0
QUALCOMM INC                COMM STK       747525103   17,064      400,000     SH         SOLE                 400,000   0        0
RIVERBED TECHNOLOGY INC     COMM STK       768573107    8,292      300,000     SH         SOLE                 300,000   0        0
SALESFORCE COM IN           COMM STK       79466L302    8,350      195,000     SH         SOLE                 195,000   0        0
SIRF TECHNOLOGY
  HOLDINGS INC.             COMM STK       82967H101    6,385      230,000     SH         SOLE                 230,000   0        0
SKILLSOFT PLC               SPONSORED ADR  830928107   17,556    2,100,000     SH         SOLE               2,100,000   0        0
VERISIGN INC.               COMM STK       92343E102   13,439      535,000     SH         SOLE                 535,000   0        0
YAHOO INC.                  COMM STK       984332106   18,774      600,000     SH         SOLE                 600,000   0        0

GRAND TOTAL                                          $237,869
